TRADE RECEIVABLES AND OTHER (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current
Trade receivables	€ 0	€ 0
Income tax receivables	35	28
Other taxes	0	0
Contract assets	16	28
Prepaid expenses	1	1
Other	8	7
Total other receivables	60	64
Total trade receivables and other	60	64
Current
Trade receivables	393	481
Income tax receivables	22	43
Other taxes	35	33
Contract assets	2	2
Prepaid expenses	8	12
Other	14	16
Total other receivables	81	106
Total trade receivables and other	474	587
Cost
Non-current
Trade receivables	0	0
Current
Trade receivables	395	483
Impairment
Non-current
Trade receivables	0	0
Current
Trade receivables	€ (2)	€ (2)